Investment in Real Estate	12 Months Ended
Dec. 31, 2015
Investment In Real Estate [Abstract]
Investment In Real Estate Disclosure [Text Block]
5.	Investment in Real Estate

Other income for the year ended December 31, 2014 in the amount of $21,197 represents the aggregate monthly option fees paid to the Company by the option holder for the right to buy back the one remaining 2-family building located in the Bronx, New York then owned by the Company (the “Buy back Option”).  On October 2, 2014, the option holder exercised the Buy Back Option at the exercise price of $146,821.